Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
T. Rowe Price Dynamic Credit Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	7.00%	7.34%	3.89%	0.02%	6.21%	2.67%
T. Rowe Price Dynamic Global Bond Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	2.74%	5.38%	(4.97%)	3.60%	0.07%	9.42%	(0.40%)	0.87%	(1.90%)	4.62%
T. Rowe Price Emerging Markets Corporate Bond Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	8.66%	7.34%	7.41%	(12.32%)	(1.66%)	6.88%	13.00%	(1.60%)	8.87%	11.27%
T. Rowe Price Emerging Markets Local Currency Bond Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	19.32%	(4.37%)	14.91%	(11.00%)	(9.54%)	4.08%	13.49%	(7.63%)	15.76%	10.26%
T. Rowe Price Global High Income Bond Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	9.29%	8.51%	13.93%	(11.83%)	3.05%	5.86%	14.35%	(1.79%)	8.68%	15.21%
T. Rowe Price Global Industrials Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	23.70%	5.21%	30.35%	(21.59%)	14.74%	30.06%	30.94%	(12.18%)	25.92%	9.83%